GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-GENERAL

a.Wix.com Ltd. was incorporated on October 5, 2006, under the laws of the State of Israel, and commenced operations on the same date.

Wix.com Ltd. has established a number of subsidiaries in local jurisdictions to comply with local law requirements regarding payment collection and operation activity, (Wix.com, Inc. (the "U.S. Subsidiary"), Wix.com Brasil Serviços de Internet Ltda. (the "Brazilian Subsidiary"), Wix.com Luxemburg S.a.r.l (the "Luxembourgian Subsidiary"), Wix.com Services Mexico S de RL de C.V. (the "Mexican Subsidiary"), Wix Com India Private Limited (the “Indian Subsidiary) and Wix.com Colombia S.A.S (the "Colombian Subsidiary"). During 2016 the Company established a new entity in Singapore and as of December 31, 2019 the Singapore Subsidiary and the Colombian Subsidiary had not yet commenced their operations. In addition, the Company established wholly-owned subsidiaries in Lithuania under the name Wix.com UAB (the "Lithuanian Subsidiary") and in Germany under name (the "Wix.com Germany GmbH") which are engaged in R&D activity. During 2018 the Company established a new entity in Ireland under the name Wix Online Platforms Limited (the “Dublin” Subsidiary) which is engaged in customer support activity.

During 2019 the Company established a new entity in Japan under the name Wix.com Japan K.K. (the “Japanese Subsidiary”) which is engaged in business development and customer support activities and the Company established in December 2019 new entity in Israel under the name Wix Whaat Ltd which is engaged in local operation activity in Israel.

Wix.com Ltd. and its subsidiaries (the "Company") develops and markets a cloud-based platform that enables anyone to create a website or web application.

b.In January 2017, the Company acquired 100% of the share capital of Loyalblocks Ltd., a privately held Israeli company (doing business as Flok).

c.In February 2017, the Company acquired 100% of the capital stock of DeviantArt, Inc., a privately held Delaware based corporation.